Leases (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 30, 2024 USD ($)	Dec. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Leases [Abstract]
Operating lease expense	$ 59,718			$ 58,471	$ 65,715
Termination lease liability (in Yuan Renminbi) | ¥						¥ 116,454
Derecognized, net right-of-use asset		$ 100,363
Other income		16,091
Payments for rent		$ 10,774	¥ 77,526